Subsequent Events (Details Narrative) - Non-adjusting events after reporting period [member]			1 Months Ended
	Mar. 13, 2020 EUR (€)	Mar. 03, 2020	Apr. 21, 2020 EUR (€)	Mar. 31, 2020 EUR (€)	Feb. 26, 2020 EUR (€) Bonds € / shares	Feb. 03, 2020
Statement Line Items [Line Items]
Number of convertible bonds | Bonds					1,600,000
Convertible bonds interest rate					0.50%
Convertible bonds nominal value per bond | € / shares					€ 5.00
Convertible bonds, total nominal value					€ 8,000,000
One-time upfront payment	€ 2,000,000
Supply percentage agreed	25.00%
Licensing Agreement [Member]
Statement Line Items [Line Items]
One-time upfront payment, term	5 years
Agreement, term		15 years
Upfront payment for regulatory and sales milestones			€ 6,000,000
Royalty payments on net sales			6.00%
Borrowings from bank			€ 15,000,000
One time down payment financed			6,000,000
Maximum capital measure cancelled			€ 16,000,000
Additional capital measure				€ 5,000,000
Bonds 2020/2026 [Member]
Statement Line Items [Line Items]
Number of convertible bonds | Bonds					1,600,000
Convertible bonds interest rate					1.00%
Convertible bonds nominal value per bond | € / shares					€ 5.00
Convertible bonds, total nominal value					€ 8,000,000
Ameluz [Member]
Statement Line Items [Line Items]
Recurrence rate						19.50%
Metvix [Member]
Statement Line Items [Line Items]
Recurrence rate						31.20%